SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Advertising (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Details
Advertising Expense	$ 0	$ 0	$ 0